Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Schedule of Carrying Amount Non-current Assets by Geographic Area

in CHF thousands	Switzerland		Iceland		Others		Total
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
Intangible assets	12,206	12,206	-	-	-	-	12,206	12,206
Property and equipment, net	17	24	253	338	18	3	288	365
Right-of-use assets	-	-	687	758	68	-	755	758
Total	12,223	12,230	940	1,096	86	3	13,249	13,329